Leases - Disclosure of Composition of Right-of-Use Assets (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	€ 20,938	€ 30,530	€ 40,409	€ 45,078
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	9,923	13,469	16,252
Refund points
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	6,308	10,509	14,889
IT contracts
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	3,027	4,487	6,416
Others
Disclosure of quantitative information about right-of-use assets [line items]
Right of use assets	€ 1,680	€ 2,065	€ 2,852